Assets/Liabilities for Insurance Contracts - Summary of Net Gross and Reinsurers Share for Amounts Arising from Insurance Contracts (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Current Account	$ 84,879	$ 81,641
Minimum Deposit Premium to Be Accrued	(57,761)	(47,899)
Unpaid Losses to Be Borne by Reinsurers	(70,449)	(58,343)
Total	(43,331)	$ (24,601)
Debts with Reinsurers [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Current Account	83,820
Minimum Deposit Premium to Be Accrued	(57,761)
Unpaid Losses to Be Borne by Reinsurers	(70,449)
Total	(44,390)
Debts with co-insurers [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Current Account	1,059
Total	$ 1,059